INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Current and Non-Current Inventories

	December 31, 2019	December 31, 2018
Finished goods	$68.2	$60.7
Ore stockpiles	68.9	27.3
Mine supplies	171.4	186.7
	308.5	274.7
Non-current ore stockpiles	223.2	202.9
	$531.7	$477.6